Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of accounting	Basis of accounting: The financial statements of the Plan have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of estimates
Use of estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from these estimates.

Investment valuation and income recognition
Investment valuation and income recognition:
The Plan's investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s management determines the Plan’s valuation policies utilizing information provided by the investment advisors. See Note 3 for discussion of fair value measurements.
The Revenue Credit Program provides income in situations where recordkeeping revenue earned in connection with plan services exceeds agreed-upon compensation. Fidelity will deposit any excess revenue, regardless of source, in a plan-level suspense account (i.e. Revenue Credit Account) in the Plan. The Plan Administrator can then direct Fidelity to pay qualified plan-level expenses or allocate unused credit to eligible participants via funds from the Revenue Credit Account. At December 31, 2025 and 2024, the balance in the Revenue Credit Account was $13,857 and $48,591, respectively. Credits totalling $60,145 were utilized by the Plan during 2025.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes receivable from participants
Notes receivable from participants:
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.
Payment of benefits	Payment of benefits: Benefit payments are recorded when paid.
Expenses
Expenses:
All reasonable expenses of administering the Plan are either charged to participants and paid out of the Plan or paid by the Company. Expenses paid by the Company are not included in the Plan’s financial statements. Fees related to participant requested transactions are charged to the participant’s account. All other administrative fees are charged on a pro-rata basis based upon account balances of participants. Investment related expenses reduce the reported amount of net appreciation in the fair value of investments on the Statement of Changes in Net Assets Available for Benefits.